SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Equity Award Activity

16.         SHARE-BASED PAYMENTS (continued)

No new share options granted during the years ended December 31, 2020, 2021 and 2022. A summary of the Company’s equity award activity held by both the Company’s employees and CIH’s employees under the 1999 Plan, 2010 Plan and 2015 Plan for the year ended December 31, 2022 was stated below:

			Weighted-
		Weighted-	Average
		Average per	Remaining
		share	Contractual	Aggregate
Options Granted to Employees	Number of	Exercise	Term	Intrinsic
and Directors	Shares	Price	(years)	Value
Outstanding, December 31, 2019	7,217,995	3.84	5.05	5,299
Forfeited	(140,510)	1.19
Expired	(351,630)	2.40
Exercised	—	—
Outstanding, December 31, 2020	6,725,855	3.97	4.84	—
Vested and expected to vest at December 31, 2020	6,725,855	3.97	4.84	—
Exercisable at December 31, 2020	5,700,360	3.87	4.46	—

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2020	6,725,855	3.97	4.84	—
Forfeited	(93,160)	2.30
Expired	(363,430)	6.70
Exercised	(22,000)	5.37
Outstanding, December 31, 2021	6,247,265	3.83	6.46	—
Vested and expected to vest at December 31, 2021	6,247,265	3.83	6.46	—
Exercisable at December 31, 2021	5,792,080	3.97	6.33	—

Restricted shares
Summary of Equity Award Activity

A summary of the Company’s restricted shares held by both the Company’s employees and CIH’s employees for the years ended December 31, 2020, 2021 and 2022 was stated below:

		Weighted-
Restricted Shares	Number of	Average Grant date
Granted to Employees and Directors	Shares	Fair Value per Share

Outstanding, December 31, 2019	626,534	17.55
Forfeited	(27,955)	12.66
Vested	(312,002)	11.59
Unvested, December 31, 2020	286,577	24.52
Forfeited	(3,667)	24.52
Vested	(282,910)	24.52
Unvested, December 31, 2021	—	—
Forfeited	—	—
Vested	—	—
Unvested, December 31, 2022	—	—

China Index Holdings Limited [Member]
Summary of Equity Award Activity

			Weighted-
		Weighted-	Average
		Average per	Remaining
		share	Contractual	Aggregate
Options Granted to Employees	Number of	Exercise	Term	Intrinsic
and Directors	Shares	Price	(years)	Value
Outstanding, December 31, 2021	6,247,265	3.83	6.46	—
Forfeited	(99,620)	3.71
Expired	(275,620)	3.99
Exercised	(240)	6.10
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Vested and expected to vest at December 31, 2022	5,871,785	3.82	5.57	—
Exercisable at December 31, 2022	5,637,960	3.86	5.53	—